Stockholders' equity - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 29, 2026	Apr. 27, 2026	Feb. 28, 2026	Dec. 31, 2025
Increase The Number of Share Issuable
Warrants and rights outstanding	$ 1,347,235					$ 29,161
Adjusted down round deemed dividends preferred stock	5,118,000
Payments of ordinary dividends preferred stock and preference stock	383,333	$ 379,167
Proceeds from exercise of warrants	3,564,962	660,806
Adjustment to fair value of warrant liabilities	$ 2,030,240	$ (508,232)
Fair Value Measurements Of Warrant Expected Volatility Rate	56.21%
Fair Value Measurements Of Warrant Risk Free Interest Rate	4.23%
Class B2 Warrant [Member]
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Common stock shares issued	4,290
Proceeds from exercise of warrants	$ 666,975
Fair Value Warrant Of Share Issue	86,447
Class C2 Warrant [Member]
Increase The Number of Share Issuable
Common stock shares issued	14,131
Proceeds from exercise of warrants	$ 2,897,873
Fair Value Warrant Of Share Issue	625,719
Class B1 B2 C1 And C2 Warrants [Member]
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Class of warrant or right exercise price of warrants or rights	$ 3.0032		$ 2.4444	$ 2.4444
Common Stock [Member]
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Market Value Of Common Stock	$ 1.66
Class E Warrants [Member]
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Common stock shares issued	1
Class A warrants exercised	$ 0.056
Class E Warrants [Member] | Cash Exercise Of Warrants [Member]
Increase The Number of Share Issuable
Common stock shares issued	2,040
Proceeds from exercise of warrants	$ 114
Class E Warrants [Member] | Cashless Exercise Of Warrants [Member]
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Common stock shares issued	760
Class D Warrants [Member]
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Common stock shares issued	4,672
Class of warrant or right exercise price of warrants or rights	$ 83.66
Common Stock [Member]
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Common stock shares issued	15,113
Common Stock [Member] | At The Market Offering [Member]
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Common stock shares issued	15,113
Common stock registered for sale amount					$ 98,000,000
Proceeds from issuance of common stock	$ 2,343,459
Series A Preferred Shares [Member]
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Payments of ordinary dividends preferred stock and preference stock	$ 400,000
Preferred Class A [Member]
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Preferred stock, convertible, conversion price	$ 3.0032